UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549



                                FORM N-Q



                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number               811-09174
                                 -------------------------------------



                             Aegis Value Fund, Inc.

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           (Exact name of registrant as specified in charter)





          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

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           (Address of principal executive offices) (Zip code)





                          Aegis Financial Corp.

          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

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                 (Name and address of agent for service)





Registrant's telephone number, including area code:   (703) 528-7788

                                                   --------------------



Date of fiscal year end:      8/31

                        ------------------

Date of reporting period:   11/30/04

                        -----------------







Item 1.  Schedule of Investments





Aegis Value Fund, Inc.

Schedule of Portfolio Investments

November 30, 2004

(Unaudited)

Common Stock - 44.0%	                  Shares	Market Value
--------------------

Industrial Cyclicals - 3.9%
---------------------------

Allied Defense Group, Inc.*	         210,200          $4,304,896
American Pacific Corp.* (1)	         670,534 	   5,598,959
Ampco-Pittsburgh Corporation	          65,000 	     875,550
Commonwealth Industries, Inc.	          47,996 	     626,828
International Aluminum Corp.	          32,300 	   1,062,670
Pope & Talbot, Inc.	                 109,100 	   1,832,880
Quipp, Inc.* (1)	                  78,300 	   1,052,352
Ryerson Tull Class A	                 951,700 	  15,398,506
Stewart & Stevenson Inc.	          33,900 	     678,000
 		                                             -------
		                                          31,430,641
                                                          ----------

Wholesale and Distribution - 1.1%
---------------------------------

Nash Finch Company	                 244,276 	   9,065,082
                                                           ---------
                                                           9,065,082
 	                                                   ---------

Finance and Real Estate - 11.1%
-------------------------------

Acceptance Insurance Companies, Inc.*	 229,400 	       1,606
Allmerica Financial Corp.*	         224,000 	   7,291,200
Amnet Mortgage Inc.*(1)	                 490,821 	   3,779,322
Boykin Lodging Company	                 100,000 	     876,000
California First National Bank Corp.	 540,000 	   7,052,400
First Union Real Estate Equity SBI*    1,039,800 	   3,836,862
Maxcor Financial Group	                  20,900 	     190,190
Medallion Financial Corp.	          11,400 	     107,160
Meristar Hospitality Inc.*	         653,800 	   4,445,840
MI Developments Inc.	                 123,000           3,493,200
The MIIX Group Inc.*(1)	                 720,000 	      43,200
PMA Capital Corp. Class A (1)	       1,608,951 	  16,009,062
Prime Group Realty Trust* (1)	       2,158,700 	  13,599,810
PXRE Group Ltd.	                         720,000 	  17,373,600
SCPIE Holdings, Inc. (1)	         975,000 	   9,740,250
SWS Group Inc.	                         117,300 	   2,479,722
                                                           ---------
		                                          90,319,424
                                                          ----------

Textiles and Apparel - 1.9%
---------------------------

Delta Apparel, Inc.	                 171,000 	   3,907,350
Delta Woodside Industries* (1)	         428,700 	     282,942
Haggar Corporation	                 195,863 	   4,328,572
Nitches, Inc.*	                          37,620 	     240,016
Quaker Fabric Corporation (1)	         850,761 	   4,849,338
Tandy Brands Accessories	         113,339 	   1,619,501
		                                           ---------
                                                          15,227,719
                                                          ----------

Transportation - 4.8%
---------------------

Air France ADR*                          436,700 	   8,214,327
International Shipholding Corp.*	  95,700 	   1,434,543
Mair Holdings, Inc.*	                 995,000 	   9,154,000
Maritrans, Inc.	                          73,800 	   1,332,090
National RV Holdings*	                 276,300 	   2,688,399
Sea Containers Ltd. - Class A	         920,000 	  16,201,200
                                                          ----------
		                                          39,024,559
                                                          ----------

Energy & Natural Resources - 5.2%
---------------------------------

Alliant Energy Corp.	                 160,000 	   4,364,800
Avista Corporation	                  45,800 	     815,240
Global Industries, Inc.*	         747,217 	   6,411,122
Horizon Offshore Inc.*	               1,222,024 	     427,708
Idacorp Inc.	                          80,800 	   2,603,376
PNM Resources, Inc.	                 255,000 	   6,487,200
Reliant Energy Inc.	               1,125,900 	  13,375,692
USEC Inc.	                         740,500 	   7,797,465
                                                           ---------
		                                          42,282,603
                                                          ----------

Commercial Services - 0.0%
--------------------------

LQ Corporation*	                          52,115 	      93,807
                                                              ------
		                                              93,807
                                                              ------

Agriculture - 6.6%
------------------

The Andersons, Inc.	                 324,351 	   7,421,151
Dimon Inc. (1)	                       2,654,100 	  17,278,191
Imperial Sugar* (1)	                 567,035 	  11,108,216
Standard Commercial Corporation (1)	 936,800 	  17,630,576
                                                          ----------
		                                          53,438,134
                                                          ----------

Consumer Durables - 0.7%
------------------------

Bassett Furniture Industries, Inc.	 306,654 	   6,044,150
                                                           ---------
		                                           6,044,150
                                                           ---------

Technology - 1.3%
-----------------

Audiovox Corporation - Class A*	         376,200 	   5,624,190
IDT Corporation*	                  10,000 	     146,700
IDT Corporation - Class B*	          86,000 	   1,321,820
Integrated Telecom Express Inc.* (2)	 308,300 	      30,830
Pemstar Inc.*	                       2,000,000 	   3,062,000
Technology Solutions Company* 	         828,594 	     778,878
                                                             -------
		                                          10,964,418
                                                          ----------

Retail and Entertainment - 5.6%
-------------------------------

Books-A-Million Inc. (1)	         858,822 	   7,918,339
Bowl America Inc. - Class A	           9,481 	     133,682
Duckwall-ALCO Stores, Inc.*	         140,100 	   2,346,675
Luby's, Inc.* (1)	               2,032,300 	  14,510,622
Marsh Supermarkets, Inc. - Class B	 207,409 	   2,652,761
Nathan's Famous, Inc.*	                 132,400 	   1,105,540
ShopKo Stores, Inc.	                 176,500 	   3,155,820
Toys R Us, Inc.*	                 703,100 	  13,597,954
Ultimate Electronics, Inc.*	         200,614 	     613,879
                                                             -------
		                                          46,035,272
                                                          ----------

Basic Materials - 0.7%
----------------------

NewMarket Corp.*	                 185,360 	   3,557,058
Royal Group Technologies*	         291,600 	   2,493,180
                                                           ---------
		                                           6,050,238
                                                           ---------

Consumer Non-Durables - 1.1%
----------------------------

CPAC, Inc. (1)	                         306,998 	   1,587,180
Head N.V.	                       1,881,000 	   6,677,550
National Presto Industries, Inc.	  15,000 	     681,000
                                                             -------
		                                           8,945,730
                                                           ---------

  Total Common Stocks - (Cost $261,846,286)		 358,921,777
                                                         -----------

Preferred Stocks - 0.3%	                  Shares	Market Value
-----------------------

Glenborough Realty 7.75% Convertible
Preferred                                  9,633 	     243,715
La Quinta Properties 9% Series A
Preferred                                 76,800 	   1,973,760
                                                           ---------
  Total Preferred Stocks - (Cost $1,841,600)		   2,217,475
                                                           ---------

Warrants - 0.1%	                        Quantity	Market Value
--------------

Air France ADW*	                         397,000 	     472,430
                                                             -------

  Total Warrants - (Cost $627,260)		             472,430
				                             -------

Investment Companies - 2.1%	          Shares	Market Value
---------------------------

Federated Prime Obligations Fund      16,929,813 	  16,929,813
                                                          ----------
  Total Investment Companies - (Cost $16,929,813)	  16,929,813
                                                          ----------

Short-Term Investments - 52.7%	      Face Value	Market Value
------------------------------

U. S. Treasury Bill due 12/02/04     $75,000,000 	  74,993,685
U. S. Treasury Bill due 12/09/04      70,000,000 	  69,973,295
U. S. Treasury Bill due 12/23/04      60,000,000 	  59,934,054
U. S. Treasury Bill due 12/30/04      75,000,000 	  74,888,385
U. S. Treasury Bill due 01/06/05      65,000,000 	  64,877,001
U. S. Treasury Bill due 01/13/05      30,000,000 	  29,931,174
U. S. Treasury Bill due 01/20/05      55,000,000 	  54,853,376
                                                          ----------
  Total Short-Term Investments - (Cost $429,450,969)	 429,450,969
                                                         -----------

Total Investments - 99.1% (Cost $710,695,928) 		 807,992,464
                                                         -----------

Other Assets and Liabilities - 0.9%		           7,253,846
                                                           ---------

Net Assets - 100.0%		                        $815,246,310
                                                        ------------
                                                        ------------

   * Non-income producing securities

   Definitions of Abbreviations:
   SBI: Shares of Beneficial Interest, ADR: American
   Depository receipts, ADW: American Depository Warrants

   (1) The Fund owns more than 5% of outstanding securities

   (2) Company is in liquidation and security is being fair valued by the Fund Board of Directors.










ITEM 2.  CONTROLS AND PROCEDURES



(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.



(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)

that occurred during the registrants last fiscal quarter that has materially affected, or is reasonably likely to materially

affect, the registrants internal control over financial reporting.




Item 11.  Exhibits.



(a) Certifications pursuant to Section 302 of the

Sarbanes-Oxley Act of 2002 are attached hereto.







SIGNATURES





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Aegis Value Fund, Inc.



By (Signature and Title)* /s/William S. Berno

William S. Berno, President



Date:  January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/William S. Berno

William S. Berno, President



Date:   January 28, 2005



By (Signature and Title)* /s/Scott L. Barbee

Scott L. Barbee, Treasurer



Date:  January 28, 2005